Borrowings (Details Narrative) - NZD ($) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Dec. 13, 2019	May 13, 2019	Jul. 31, 2019	Jan. 31, 2019	Dec. 31, 2019
Guarantees and Financial Instruments [Member]
Statement Line Items [Line Items]
Current borrowing amount			$ 1,016
Bank of New Zealand [Member]
Statement Line Items [Line Items]
Description of borrowings				Under the terms of the major borrowing facility, the facility covenants were reset at 1 May 2019 after breaches of covenants during the period, and is currently subject to a minimum monthly inventory-bank debt cover ratio of 1.2. This ratio has been breached every month through to the date of signing of these reports, triggering an event of review.
Term Loan Facility [Member]
Statement Line Items [Line Items]
Notional amount			$ 20,000
Borrowings, maturity date			Dec. 31, 2019
Borrowings, interest rate			5.66%	5.55%
Convertible Notes [Member]
Statement Line Items [Line Items]
Current borrowing amount			$ 4,700
Convertible Notes [Member] | Private Investor [Member]
Statement Line Items [Line Items]
Notional amount		$ 3,320
Borrowings, maturity date		Nov. 13, 2020
Borrowings, interest rate		10.00%
Convertible premium percentage		15.00%
Convertible Notes [Member] | Note Holder [Member]
Statement Line Items [Line Items]
Ordinary shares price per share		$ 0.90
Other Loans [Member]
Statement Line Items [Line Items]
Current borrowing amount			$ 1,300	$ 1,200
Events occurring after reporting date [Member] | Note Holder [Member]
Statement Line Items [Line Items]
Right to redemption of maximum portion of the note	$ 400
Events occurring after reporting date [Member] | Term Loan Facility [Member]
Statement Line Items [Line Items]
Notional amount					$ 20,000